Accounts Receivable	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable

B.7. ACCOUNTS RECEIVABLE
Accounts receivable break down as follows:

(€ million)	June 30, 2020	December 31, 2019
Gross value	7,379	8,090
Allowances	(176)	(153)
Carrying amount	7,203	7,937
The impact of allowances against accounts receivable in the first half of 2020 was a net expense of €40 million (versus a net gain of €2 million for the first half of 2019).
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2020	633	210	208	81	29	105
December 31, 2019	642	269	171	61	36	105
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables that met the conditions described in Note B.8.7. to the consolidated financial statements for the year ended December 31, 2019 and hence were derecognized was €322 million as of June 30, 2020 (versus €214 million as of December 31, 2019). The residual guarantees relating to those transfers were immaterial as of June 30, 2020.